Commissions and banking fees	12 Months Ended
Dec. 31, 2023
Commissions And Banking Fees
Commissions and banking fees

Note 22 - Commissions and banking fees

The accounting policy on commissions and banking fees is presented in Note 2c XVIII.

The main services provided by ITAÚ UNIBANCO HOLDING are:

    •   Credit and debit cards: refer mainly to fees charged by card issuers and acquirers for processing card transactions, annuities charged for the availability and management of credit card and the rental of Rede machines.

    •   Current account services: substantially composed of current account maintenance fees, according to each service package granted to the customer, transfers carried through PIX (Central Bank of Brazil's instant payments system) in corporate packages, withdrawals from demand deposit account and money order.

    •   Funds management: refers to fees charged for the management and performance of investment funds and consortia administration.

    •   Economic, financial and brokerage advisory: refer mainly to financial transaction structuring services, placement of securities and intermediation of operations on stock exchange.

	01/01 to 12/31/2023	01/01 to 12/31/2022	01/01 to 12/31/2021
Credit and debit cards	21,177	19,989	16,051
Current account services	6,877	7,528	7,803
Asset management	5,792	5,872	7,177
Funds	4,395	4,952	6,545
Consortia	1,397	920	632
Credit operations and financial guarantees provided	2,544	2,539	2,511
Credit operations	1,100	1,185	1,307
Financial guarantees provided	1,444	1,354	1,204
Collection services	2,031	1,971	2,020
Advisory services and brokerage	3,596	3,348	3,579
Custody services	602	617	605
Other	3,112	2,702	2,578
Total	45,731	44,566	42,324